Franklin Strategic Mortgage Portfolio
Statement of Investments, June 30, 2019 (unaudited)
		Principal Amount*	Value
	Corporate Bonds 0.2%
	Insurance Brokers 0.0%†
[a]	Ambac Assurance Corp., Subordinated Note, 144A, 5.10%,6/07/20	$237	$335
[a,b]	Ambac LSNI LLC, senior note, first lien, 144A, FRN, 7.592%, (3-month USD LIBOR + 5.00%), 2/12/23 (Cayman Islands)	1,016	1,035
	Real Estate Services 0.2%
	American Homes 4 Rent LP, senior bond, 4.25%,2/15/28	100,000	103,677
	Total Corporate Bonds (Cost $100,788)		105,047
	U.S. Government and Agency Securities 0.7%
	U.S. Treasury Bond,
	4.75%, 2/15/37	225,000	307,929
	4.25%, 11/15/40	131,000	171,778
	Total U.S. Government and Agency Securities (Cost $475,943)		479,707
	Asset-Backed Securities and Commercial Mortgage-Backed Securities 28.6%
	Finance 28.6%
[c]	American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 4.56%, (6-month USD LIBOR + 2.00%), 6/25/45	90,237	92,305
[a]	American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52	148,778	153,699
[a,d,e]	Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	24
[f,g]	Bank, 2018-BN13, XA, IO, FRN, 0.666%, 8/15/61	2,497,879	86,885
[c]	Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 3.284%, (1-month USD LIBOR + 0.88%), 11/25/34	11,294	11,303
[a,c]	Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 4.004%, (1-month USD LIBOR + 1.60%), 4/25/28 (Bermuda)	170,000	170,697
[a]	BRAVO Residential Funding Trust, 2019-1, A1C, 144A, 3.50%, 3/25/58	142,286	145,408
[a,f]	BX Commercial Mortgage Trust, 2018-IND, A, 144A, FRN, 3.144%, 11/15/35	113,697	113,908
[a]	Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	25,000	24,838
[a,f]	CIM Trust,
	2018-INV1, A4, 144A, FRN, 4.00%, 8/25/48	166,275	173,130
	2019-INV1, A1, 144A, FRN, 4.00%, 2/25/49	209,373	215,177
	2019-INV2, A3, 144A, FRN, 4.00%, 5/25/49	308,151	315,422
[a,f]	Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	24,833	24,561
[f]	Commercial Mortgage Trust,
	2006-GG7, AJ, FRN, 5.83%, 7/10/38	90,000	83,399
	2006-GG7, AM, FRN, 5.83%, 7/10/38	48,910	49,243
[f]	Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	286,381	312,037
	Conseco Financial Corp., 1998-6, A8, 6.66%, 6/01/30	85,113	88,566
[a]	Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	355,752	364,101
	CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	430,000	451,835
[a,f]	CSMC, 2009-15R, 3A1, 144A, FRN, 5.159%, 3/26/36	15,488	15,626
[a,f]	CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	114,132	114,384
[c]	CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 3.154%, (1-month USD LIBOR + 0.75%), 3/25/34	59,395	59,865
	FHLMC Structured Agency Credit Risk Debt Notes,
	[c] 2013-DN2, M2, FRN, 6.654%, (1-month USD LIBOR + 4.25%), 11/25/23	213,440	230,837
	[c] 2014-DN3, M3, FRN, 6.404%, (1-month USD LIBOR + 4.00%), 8/25/24	184,376	196,889
	[c] 2014-DN4, M3, FRN, 6.954%, (1-month USD LIBOR + 4.55%), 10/25/24	170,310	183,433
	[c] 2014-HQ1, M3, FRN, 6.504%, (1-month USD LIBOR + 4.10%), 8/25/24	234,151	246,017
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Finance (continued)
	FHLMC Structured Agency Credit Risk Debt Notes, (continued)
	[c] 2014-HQ3, M3, FRN, 7.154%, (1-month USD LIBOR + 4.75%), 10/25/24	$185,619	$198,331
	[c] 2015-DN1, M3, FRN, 6.554%, (1-month USD LIBOR + 4.15%), 1/25/25	170,909	179,607
	[c] 2015-DNA3, B, FRN, 11.754%, (1-month USD LIBOR + 9.35%), 4/25/28	248,340	326,038
	[c] 2015-HQ1, M3, FRN, 6.204%, (1-month USD LIBOR + 3.80%), 3/25/25	450,464	463,834
	[c] 2015-HQ2, M3, FRN, 5.654%, (1-month USD LIBOR + 3.25%), 5/25/25	250,000	267,235
	[c] 2015-HQA1, B, FRN, 11.204%, (1-month USD LIBOR + 8.80%), 3/25/28	248,181	301,894
	[c] 2016-DNA2, M3, FRN, 7.054%, (1-month USD LIBOR + 4.65%), 10/25/28	250,000	270,238
	[c] 2016-HQA2, M2, FRN, 4.654%, (1-month USD LIBOR + 2.25%), 11/25/28	135,823	137,194
	[f] 2017-DNA1, M2, FRN, 5.654%, 7/25/29	250,000	264,519
	[c] 2017-DNA3, M2, FRN, 4.904%, (1-month USD LIBOR + 2.50%), 3/25/30	250,000	255,903
	[f] 2017-HQA1, M2, FRN, 5.954%, 8/25/29	250,000	267,020
[a,f]	Flagstar Mortgage Trust, 2018-6RR, 1A3, 144A, FRN, 4.00%, 10/25/48	164,981	169,437
[c]	FNMA, 2007-1, NF, FRN, 2.654%, (1-month USD LIBOR + 0.25%), 2/25/37	81,702	81,718
	FNMA Connecticut Avenue Securities,
	[c] 2013-C01, M2, FRN, 7.654%, (1-month USD LIBOR + 5.25%), 10/25/23	186,679	207,531
	[c] 2014-C01, M1, FRN, 4.004%, (1-month USD LIBOR + 1.60%), 1/25/24	29,198	29,235
	[c] 2014-C01, M2, FRN, 6.804%, (1-month USD LIBOR + 4.40%), 1/25/24	250,000	273,473
	[c] 2014-C02, 1M2, FRN, 5.004%, (1-month USD LIBOR + 2.60%), 5/25/24	149,899	155,043
	[c] 2014-C02, 2M2, FRN, 5.004%, (1-month USD LIBOR + 2.60%), 5/25/24	306,147	313,704
	[c] 2014-C03, 1M2, FRN, 5.404%, (1-month USD LIBOR + 3.00%), 7/25/24	206,670	216,879
	[c] 2014-C04, 1M1, FRN, 7.304%, (1-month USD LIBOR + 4.90%), 11/25/24	239,425	264,256
	[c] 2015-C01, 1M2, FRN, 6.704%, (1-month USD LIBOR + 4.30%), 2/25/25	168,866	180,769
	[c] 2015-C01, 2M2, FRN, 6.954%, (1-month USD LIBOR + 4.55%), 2/25/25	148,931	156,822
	[c] 2016-C03, 1M1, FRN, 4.404%, (1-month USD LIBOR + 2.00%), 10/25/28	170,128	171,345
	[c] 2016-C06, 1M1, FRN, 3.704%, (1-month USD LIBOR + 1.30%), 4/25/29	147,162	147,724
	[c] 2017-C01, 1B1, FRN, 8.154%, (1-month USD LIBOR + 5.75%), 7/25/29	280,000	333,430
	[c] 2017-C01, 1M1, FRN, 3.704%, (1-month USD LIBOR + 1.30%), 7/25/29	300,369	301,469
	[f] 2017-C02, 2M1, FRN, 3.554%, 9/25/29	315,264	316,260
	[f] 2017-C02, 2M2, FRN, 6.054%, 9/25/29	250,000	266,271
	[f] 2017-C07, 1M1, FRN, 3.054%, 5/28/30	346,180	346,396
	[c] 2018-C02, 2M1, FRN, 3.054%, (1-month USD LIBOR + 0.65%), 8/25/30	38,497	38,517
	[f] 2017-C05, 1M2, FRN, 4.604%, 1/25/30	250,000	252,605
[a,f]	FREMF Mortgage Trust,
	2011-K11, B, 144A, FRN, 4.567%, 12/25/48	170,000	174,274
	2018-K72, B, 144A, FRN, 4.117%, 12/25/50	210,000	219,161
[f]	GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	97,540	87,894
[f]	Green Tree Financial Corp., 1998-4, A7, FRN, 6.87%, 4/01/30	42,340	44,450
[f,g]	GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.963%, 3/10/50	3,229,521	173,823
[c]	GSAA Home Equity Trust, 2005-6, A3, FRN, 2.774%, (1-month USD LIBOR + 0.37%), 6/25/35	22,173	22,240
[c]	GSAMP Trust, 2005-HE3, M2, FRN, 3.409%, (1-month USD LIBOR + 1.005%), 6/25/35	20,973	21,034
[c]	Home Equity Mortgage Trust, 2004-4, M3, FRN, 3.379%, (1-month USD LIBOR + 0.975%), 12/25/34	63,170	63,325
[a,f]	Invitation Homes Trust, 2018-SFR4, A, 144A, FRN, 3.494%, 1/17/38	190,918	192,326
[a,f]	JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.404%, 7/25/43	203,277	205,993
[f]	JPMBB Commercial Mortgage Securities Trust, 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	263,975
[c]	Lehman XS Trust, 2005-1, 2A2, FRN, 3.94%, (1-month USD LIBOR + 1.50%), 7/25/35	10,748	10,759
[c]	Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 3.144%, (1-month USD LIBOR + 0.74%), 3/25/28	97,572	97,103
  |  2

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Finance (continued)
[a,f]	Mill City Mortgage Loan Trust,
	2016-1, A, 144A, FRN, 2.50%, 4/25/57	$90,443	$90,579
	2018-1, A1, 144A, FRN, 3.25%, 5/25/62	139,258	141,607
	2018-2, A1, 144A, FRN, 3.50%, 5/25/58	207,837	212,961
	2018-4, A1B, 144A, FRN, 3.50%, 4/25/66	190,000	195,131
[c]	Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 3.139%, (1-month USD LIBOR + 0.735%), 1/25/35	24,114	24,245
[a]	OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	250,000	252,839
[a,c]	OBX Trust, 2018-1, A2, 144A, FRN, 3.054%, (1-month USD LIBOR + 0.65%), 6/25/57	119,725	119,376
[a]	One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	363,702
[a]	Progress Residential Trust, 2018-SFR2, A, 144A, 3.712%, 8/17/35	100,000	102,679
[a,c]	Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.804%, (1-month USD LIBOR + 1.40%), 3/25/28	135,094	135,478
[f]	Residential Asset Securities Corp., 2004-KS8, AI6, FRN, 4.79%, 9/25/34	2,373	2,398
[a,f]	Sequoia Mortgage Trust, 2016-2, A4, 144A, FRN, 3.50%, 8/25/46	355,013	361,787
[a]	Towd Point Mortgage Trust,
	[f] 2015-1, 144A, FRN, 2.75%, 11/25/60	243,983	245,634
	[f] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	98,625	99,150
	[f] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	176,201	175,609
	[f] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	184,513	183,912
	[f] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	347,592	347,756
	[f] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	276,187	277,939
	[f] 2017-1, A2, 144A, FRN, 3.50%, 10/25/56	165,000	169,116
	[f] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	71,938	72,143
	[f] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	291,703	293,726
	[c] 2017-5, A1, 144A, FRN, 3.004%, (1-month USD LIBOR + 0.60%), 2/25/57	86,110	86,077
	[f] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	77,164	78,163
	[f] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	167,892	171,230
	[f] 2018-5, A1A, 144A, FRN, 3.25%, 7/25/58	88,700	90,472
	[f] 2018-6, A1A, 144A, FRN, 3.75%, 3/25/58	143,953	148,498
	[f] 2019-1, A1, 144A, FRN, 3.75%, 3/25/58	280,095	292,736
[c]	WaMu Mortgage Pass-Through Certificates,
	2005-AR19, A1A1, FRN, 2.674%, (1-month USD LIBOR + 0.27%), 12/25/45	172,229	174,335
	2005-AR8, 1A1A, FRN, 2.984%, (1-month USD LIBOR + 0.58%), 7/25/45	89,639	89,212
[a,f]	Wells Fargo Mortgage Backed Securities, 2018-1, A3, 144A, FRN, 3.50%, 7/25/47	120,232	122,621
	Wells Fargo Mortgage Backed Securities Trust,
	[f] 2004-W, A9, FRN, 4.855%, 11/25/34	57,432	59,904
	[f] 2005-AR10, 2A3, FRN, 4.947%, 6/25/35	56,440	57,844
	[f] 2005-AR9, 2A2, FRN, 4.703%, 10/25/33	98,900	100,148
	2007-3, 3A1, 5.50%, 4/25/22	6,908	7,053
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $17,702,996)		18,000,703
	Mortgage-Backed Securities 73.5%
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 25.5%
	FHLMC 30 Year, 3.50%, 10/01/47	1,447,622	1,491,237
	FHLMC 30 Year, 3.50%, 12/01/47	4,213,886	4,344,711
[h]	FHLMC 30 Year, 4.50%, 6/01/49	1,500,000	1,567,529
[h]	FHLMC Gold 30 Year, 3.00%, 6/01/49	630,000	635,136
  |  3

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
	FHLMC Gold 30 Year, 4.00%, 4/01/48	$644,030	$669,982
	FHLMC Gold 30 Year, 4.00%, 5/01/48	5,938,738	6,181,186
	FHLMC Gold 30 Year, 4.50%, 4/01/40	458,846	493,316
	FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	305,796	331,006
	FHLMC Gold 30 Year, 5.50%, 9/01/33	37,660	41,853
	FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	89,024	100,578
	FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	49,831	55,355
	FHLMC Gold 30 Year, 7.50%, 1/01/26 - 3/01/32	61,278	64,113
	FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	89,985	94,183
	FHLMC Gold 30 Year, 8.50%, 6/01/21	53	53
	FHLMC Gold 30 Year, 9.00%, 9/01/30	16,592	16,782
	FHLMC Gold 30 Year, 9.50%, 3/01/21 - 12/01/22	597	601
			16,087,621
[i]	Federal National Mortgage Association (FNMA) Adjustable Rate 1.5%
	FNMA, 3.62% - 4.68%, (US 3 Year CMT T-Note +/- MBS Margin), 10/01/19 - 4/01/37	575,549	591,185
	FNMA, 4.695% - 5.25%, (US 3 Year CMT T-Note +/- MBS Margin), 1/01/22 - 7/01/38	351,956	359,316
			950,501
	Federal National Mortgage Association (FNMA) Fixed Rate 39.4%
	FNMA 30 Year, 3.00%, 9/01/48	3,461,527	3,506,037
	FNMA 30 Year, 3.00%, 11/01/48	4,283,931	4,332,611
	FNMA 30 Year, 3.00%, 5/01/49	198,318	200,108
	FNMA 30 Year, 3.50%, 4/01/48	5,787,726	5,957,715
	FNMA 30 Year, 3.50%, 6/01/49	209,129	214,094
[h]	FNMA 30 Year, 3.50%, 7/01/49	1,100,000	1,124,320
	FNMA 30 Year, 3.50%, 7/01/56	1,015,506	1,043,275
	FNMA 30 Year, 4.00%, 10/01/47	1,962,884	2,051,987
	FNMA 30 Year, 4.50%, 11/01/47	1,661,834	1,768,649
	FNMA 30 Year, 4.50%, 5/01/48	1,477,301	1,569,497
	FNMA 30 Year, 5.00%, 4/01/34	86,520	92,242
	FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	559,312	607,356
	FNMA 30 Year, 5.50%, 11/01/34 - 11/01/35	450,286	500,084
	FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	299,504	338,148
	FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	456,410	516,545
	FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	192,847	212,506
	FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	497,665	554,879
	FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	21,511	25,427
	FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	22,667	25,833
	FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	129,367	137,592
	FNMA 30 Year, 9.00%, 8/01/24 - 4/01/25	1,120	1,217
	FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	29,896	30,851
	FNMA 30 Year, 10.00%, 4/01/21	2,360	2,376
			24,813,349
	Government National Mortgage Association (GNMA) Fixed Rate 7.1%
	GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	87,178	95,831
	GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	21,400	22,293
	GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	25,555	26,785
  |  4

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
		Principal Amount*	Value
	Mortgage-Backed Securities (continued)
	Government National Mortgage Association (GNMA) Fixed Rate (continued)
	GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	$23,433	$24,896
	GNMA I SF 30 Year, 8.25%, 3/15/21 - 5/15/21	7,844	7,863
	GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	20,794	20,937
	GNMA II SF 30 Year, 4.50%, 5/20/49	3,811,061	3,995,950
	GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	131,399	150,692
	GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	78,760	90,090
	GNMA II SF 30 Year, 8.00%, 8/20/26	68	78
	GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	598	624
	GNMA II SF 30 Year, 10.50%, 6/20/20	3	3
			4,436,042
	Total Mortgage-Backed Securities (Cost $45,408,081)		46,287,513
	Total Investments before Short Term Investments (Cost $63,687,808)		64,872,970
		Shares
	Short Term Investments (Cost $1,469,985) 2.3%
	Money Market Funds 2.3%
[j,k]	Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,469,985	1,469,985
	Total Investments (Cost $65,157,793) 105.3%		66,342,955
	Other Assets, less Liabilities (5.3)%		(3,353,077)
	Net Assets 100.0%		$62,989,878

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2019, the aggregate value of these securities was $7,624,457, representing 12.1% of net assets.
[b]The coupon rate shown represents the rate at period end.
[c]The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[d]Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
[e]Defaulted Security or security for which income has been deemed uncollectible.
[f]Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
[g]Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
[h]Security purchased on a to-be-announced (TBA) basis.
[i]Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
[j]See Note 5 regarding investments in affiliated management investment companies.
[k]The rate shown is the annualized seven-day effective yield at period end.
  |  5

Franklin Strategic Mortgage Portfolio
Statement of Investments (unaudited)
At June 30, 2019, the Fund had the following futures contracts outstanding. See  Note 3.
Futures Contracts
Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	1	$177,563	9/19/19	$(1,533)
U.S. Treasury 2 Yr. Note	Short	5	1,075,898	9/30/19	(1,764)
U.S. Treasury 30 Yr. Bond	Long	14	2,178,312	9/19/19	67,465
U.S. Treasury 5 Yr. Note	Long	10	1,181,563	9/30/19	15,769
Ultra 10 Yr. U.S. Treasury Note	Long	18	2,486,250	9/19/19	60,533
Total Futures Contracts					$140,470

* As of period end.
See Abbreviations on page 9.
  |  6

Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)
1.  ORGANIZATION
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
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Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)
3.  DERIVATIVE FINANCIAL INSTRUMENTS  (continued)
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
4.  MORTGAGE DOLLAR ROLLS
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2019, the Fund held investments in affiliated management investment companies as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 2.05%	$3,027,312	$11,459,359	$(13,016,686)	$ —	$ —	$1,469,985	1,469,985	$29,882
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Franklin Strategic Mortgage Portfolio
Notes to Statement of Investments (unaudited)
A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$105,047	$—	$105,047
U.S. Government and Agency Securities	—	479,707	—	479,707
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	18,000,679	24	18,000,703
Mortgage-Backed Securities	—	46,287,513	—	46,287,513
Short Term Investments	1,469,985	—	—	1,469,985
Total Investments in Securities	$1,469,985	$64,872,946	$24	$66,342,955
Other Financial Instruments:
Futures Contracts	$143,767	$—	$—	$143,767
Liabilities:
Other Financial Instruments:
Futures Contracts	$3,297	$—	$—	$3,297

[a]For detailed categories, see the accompanying Statement of Investments.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Currency
USD	United States Dollar
Selected Portfolio
FRN	Floating Rate Note
IO	Interest Only
LIBOR	London InterBank Offered Rate
REIT	Real Estate Investment Trust
SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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